Risk management - Non-performing Loans: outstandings by economic sector and business lines (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Non-performing loans [table]
Financial assets	€ 951,934	€ 916,942
Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	12,021	13,497
Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	3,833	4,386
Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	5,035	5,614
Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	3,153	3,203
Financial Assets Past Due But Not Impaired [Member] | Corporate Line [member]
Non-performing loans [table]
Financial assets		295
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	4,869	5,359
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	2,424	2,879
Private Individuals [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	2,445	2,480
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	1,398	1,533
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	1,325	1,434
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	46	63
Natural resources [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	27	36
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	1,239	1,226
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	681	668
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	428	420
Food, Beverages & Personal Care [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	130	138
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	807	1,031
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	575	786
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	180	201
Transportation & Logistics [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	52	44
Services [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	786	844
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	224	313
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	499	474
Services [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	63	58
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	429	680
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	93	148
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	224	398
Builders & Contractors [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	112	133
Real estate [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	686	655
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	132	217
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	495	416
Real estate [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	59	21
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	461	502
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	66	138
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	272	232
General Industries [Member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	123	133
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	85	47
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	56	18
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	24	26
Non-Bank Financial Institutions [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	4	3
Retail [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	290	309
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	140	85
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	103	170
Retail [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	47	54
Other [member] | Financial Assets Past Due But Not Impaired [Member]
Non-performing loans [table]
Financial assets	971	1,312
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Wholesale Banking [Member]
Non-performing loans [table]
Financial assets	541	579
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Benelux [member]
Non-performing loans [table]
Financial assets	340	335
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Retail Challengers & Growth Markets [member]
Non-performing loans [table]
Financial assets	€ 90	103
Other [member] | Financial Assets Past Due But Not Impaired [Member] | Corporate Line [member]
Non-performing loans [table]
Financial assets		€ 295